UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2016 — (unaudited)

Industry Description	Type	Ratings (1) (unaudited)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
		Moody’s	S&P
LOANS (3) (4)-91.5%
Aerospace & Defense- 0.7%

Transdigm Group, Inc.	BTL-F	Ba2	B	3.75%	06/09/2023	$1,838,672	$1,836,835

Air Freight & Logistics- 0.4%

Air Medical Group Holdings LLC	BTL-B	B2	B	4.25	04/28/2022	987,500	978,614

Automobiles- 0.2%

Chrysler Group LLC	BTL-B	Baa3	BBB-	3.50	05/24/2017	631,665	632,535

Building Products- 1.2%

Beacon Roofing Supply, Inc.	BTL-B	B2	BB+	3.50	10/01/2022	1,103,850	1,105,230
HD Supply, Inc.	BTL-B	B1	BB	3.63	09/14/2023	1,350,000	1,351,125
Summit Materials LLC	BTL	Ba3	BB	4.00	07/17/2022	938,125	940,764

							3,397,119

Capital Markets- 1.7%

AlixPartners LLC	BTL	B2	B+	4.50	07/28/2022	3,465,000	3,466,445
Russell Investments U.S. Institutional Holdco, Inc.	BTL	Ba2	BB	6.75	06/01/2023	1,241,888	1,231,021

							4,697,466

Chemicals- 2.4%

Allnex (Lux) & Cy SCA	BTL-B2	B1	B+	5.00-5.13	09/13/2023	615,950	620,954
Allnex USA, Inc.	BTL-B3	B1	B+	5.13	09/13/2023	464,050	467,821
Chemours Co.	BTL-B	Ba1	BB+	3.75	05/12/2022	558,585	552,301
Gates Global, Inc.	BTL	B2	B+	4.25	07/06/2021	1,370,688	1,348,660
Ineos U.S. Finance LLC	BTL-B	Ba3	BB-	3.75	05/04/2018	702,589	704,052
MacDermid, Inc.(5)	BTL-B2	B2	BB-	5.50	06/07/2020	1,414,800	1,415,558
Minerals Technologies, Inc.	BTL-B	Ba2	BB+	3.75	05/09/2021	1,103,904	1,109,423
Univar, Inc.	BTL	B2	BB-	4.25	07/01/2022	534,688	534,577

							6,753,346

Commercial Services & Supplies- 6.5%

ADS Waste Holdings, Inc.	BTL	B2	B+	3.75	10/09/2019	952,669	953,621
Audio Visual Services Group, Inc.	BTL-B	B1	B+	4.50	01/24/2021	2,816,814	2,820,335
Brand Energy and Infrastructure Services, Inc.	BTL-B	B2	B	4.75	11/26/2020	2,357,690	2,326,746
Brickman Group Holdings, Inc.	1st Lien	B2	B	4.00	12/18/2020	1,425,972	1,420,624
Brickman Group Holdings, Inc.	2nd Lien	Caa1	CCC+	7.50	12/17/2021	2,241,000	2,218,590
Camelot UK Holdco, Ltd.	BTL-B	B2	BB-	4.75	09/07/2023	1,030,000	1,030,322
Fly Funding II SARL	BTL	Ba3	BBB-	3.54	08/06/2019	1,278,926	1,278,126
KAR Auction Services, Inc.	BTL-B3	Ba3	BB-	4.38	03/09/2023	562,175	569,554
Peak 10, Inc.	2nd Lien	Caa2	CCC+	8.25	06/17/2022	845,000	754,866
Sedgwick CMS Holdings, Inc.	2nd Lien	Caa2	CCC+	6.75	02/28/2022	1,465,000	1,454,013
ServiceMaster Co.	BTL-B	Ba3	BB	4.25	07/01/2021	1,120,792	1,131,650
Vizient, Inc.	1st Lien	B1	B+	6.25	02/13/2023	888,651	897,167
Waste Industries USA, Inc.	BTL-B	B1	BB-	3.50	02/27/2020	1,024,400	1,028,562

							17,884,176

Construction & Engineering- 0.3%

Pike Corp.	1st Lien	B1	BB	5.50	12/22/2021	962,323	961,120

Construction Materials- 0.8%

Headwaters, Inc.	BTL-B	B1	BB-	4.00	03/24/2022	1,354,700	1,358,087
Quikrete Companies, Inc.	2nd Lien	Ba3	BB-	4.00	09/28/2020	725,240	729,470

							2,087,557

Consumer Finance- 0.4%
Vantiv LLC	BTL-B	Ba2	BBB-	3.50	10/14/2023	1,014,887	1,015,945

Containers & Packaging- 2.1%

Ardagh Packaging Finance PLC	BTL	Ba3	B+	4.00	12/17/2021	610,585	611,730
Berry Plastics Holding Corp.	BTL-H	Ba3	BB	3.75	10/01/2022	2,733,926	2,739,736
Mauser Holding GmbH	2nd Lien	Caa2	CCC+	8.75	07/31/2022	1,605,000	1,572,900
Owens-Illinois, Inc.	BTL-B	Baa3	BBB-	3.50	09/01/2022	829,500	833,648

							5,758,014

Distributors- 0.8%

ABC Supply Co., Inc.	BTL-B	B1	BBB-	3.50	04/16/2020	735,474	736,761
ABC Supply Co., Inc.	BTL-B	B1	BB+	3.50	09/23/2023	1,425,000	1,427,672

							2,164,433

Diversified Financial Services- 0.9%

Media General, Inc.	BTL-B	Ba3	BB+	4.00	07/31/2020	846,443	846,267
Opal Acquisition, Inc.	BTL-B	B2	B-	5.00	11/27/2020	600,480	557,947
TransUnion LLC	BTL	B1	BB-	3.59	04/09/2021	1,067,104	1,069,772

							2,473,986

Diversified Telecommunication Services- 2.0%

Level 3 Financing, Inc.	BTL-B	Ba1	BB+	3.50	05/31/2022	1,300,000	1,307,042
Level 3 Financing, Inc.	BTL-B2	Ba1	BB+	4.00	08/01/2019	1,425,000	1,430,790
Numericable Finance & Co. SCA	BTL-B	B1	B+	5.00	01/15/2024	423,938	426,720
Telenet International Finance SARL	BTL	B1	B+	4.36	06/30/2024	600,000	604,875
UPC Financing Partnership	BTL	Ba3	BB	4.08	08/31/2024	1,000,000	1,003,750
XO Communications, Inc.	BTL	B2	BB-	4.25	03/19/2021	855,974	855,707

							5,628,884

Electrical Equipment- 0.2%

WireCo WorldGroup, Inc.	1st Lien	B3	B+	6.50	07/13/2023	625,000	626,563

Electronic Equipment, Instruments & Components- 0.4%

Dell, Inc.	BTL-B	Baa3	BBB-	4.00	09/07/2023	500,000	502,709
Ortho Clinical Diagnostics SA	BTL	B1	B-	4.75	06/30/2021	468,999	459,033

							961,742

Energy Equipment & Services- 1.3%

Drillships Financing Holding, Inc.(5)	BTL-B	Caa2	CCC-	5.50	07/25/2021	983,930	677,271
Pacific Drilling SA	BTL-B	Caa2	B-	4.50	06/04/2018	807,863	222,835
Paragon Offshore, Ltd.(7)	BTL-B	NR	NR	5.25	07/18/2021	987,500	230,416
Pinnacle Holdco SARL	BTL	B3	B	4.75	07/30/2019	1,012,200	799,638
Seadrill Partners Finco LLC	BTL-B	Caa2	B-	4.00	02/21/2021	2,146,105	1,067,018
Shelf Drilling Midco, Ltd.(5)	BTL	B3	CC	10.00	10/08/2018	1,240,000	706,800

							3,703,978

Food & Staples Retailing- 3.8%

Albertson’s Holdings LLC	BTL-B4	Ba2	BB	4.50	08/25/2021	3,718,433	3,738,884
Albertson’s Holdings LLC	BTL-B5	Ba2	BB	4.75	12/21/2022	562,179	566,746
BJ’s Wholesale Club, Inc.	1st Lien	B3	B-	4.50	09/26/2019	1,040,388	1,040,979
Rite Aid Corp.	BTL	B2	B+	4.88	06/21/2021	2,230,000	2,233,345
Rite Aid Corp.	2nd Lien	B2	B+	5.75	08/21/2020	1,055,000	1,056,978
U.S. Foods, Inc.	BTL	B1	B+	4.00	06/27/2023	1,910,001	1,922,280

							10,559,212

Food Products- 2.9%

B&G Foods, Inc.	BTL-B	Ba3	BB+	3.84	11/02/2022	900,421	904,473
Hearthside Food Solutions LLC	BTL	B1	B	4.50	06/02/2021	1,705,738	1,706,761
Hostess Brands, Inc.	BTL	B1	B+	4.50	08/03/2022	1,895,850	1,904,313
Hostess Brands, Inc.	2nd Lien	Caa1	CCC+	8.50	08/03/2023	1,640,000	1,643,075
Oak Tea, Inc.	BTL-B	Ba3	BB	4.25	07/02/2022	1,054,413	1,066,275
Pinnacle Operating Corp.(5)	BTL-B2	Caa1	CCC	4.75	11/15/2018	735,775	669,555

							7,894,452

Health Care Equipment & Supplies- 1.5%

Alere Inc	BTL-B	Ba3	B+	4.25	06/18/2022	1,302,122	1,290,366
Immucor, Inc.	BTL-B2	B2	B-	5.00	08/17/2018	1,794,192	1,744,851
Sterigenics-Nordion Holdings LLC	BTL-B	B1	B	4.25	05/15/2022	1,168,200	1,166,740

							4,201,957

Health Care Providers & Services- 6.2%

Acadia Healthcare Company, Inc.	BTL-B	Ba2	BB-	3.75	02/16/2023	516,100	519,971
American Renal Holdings, Inc.	1st Lien	B2	B	4.75	09/20/2019	1,120,703	1,108,095
CHS/Community Health Systems, Inc.	BTL-H	Ba3	BB-	3.45-4.00	01/27/2021	1,113,932	1,092,767
CHS/Community Health Systems, Inc.	BTL-F	Ba3	BB-	4.08	12/31/2018	1,756,471	1,745,712
Emergency Medical Services Corp.	BTL-B2	B1	BB-	4.50	10/28/2022	2,089,213	2,095,415
Healogics, Inc.	1st Lien	B2	B	5.25	07/01/2021	990,488	802,295
Inventiv Health, Inc.	BTL-B	B2	B	4.75	09/28/2023	2,945,000	2,945,884
Inventiv Health, Inc.(5)	BTL-B4	B1	B	7.75	05/15/2018	1,100,000	1,100,688
MPH Acquisition Holdings LLC	BTL-B	B1	B+	5.00	06/07/2023	2,836,830	2,870,770
Surgery Center Holdings, Inc.	1st Lien	B2	B	5.25	11/03/2020	1,208,478	1,208,478
U.S. Renal Care, Inc.	BTL-B	B1	B	5.25	12/31/2022	1,774,081	1,703,118

							17,193,193

Health Care Technology- 0.8%

Emdeon, Inc.	BTL-2	Ba3	B+	3.75	11/02/2018	1,193,261	1,194,454
IMS Health, Inc.	BTL-B	Ba1	BB-	3.50	03/17/2021	976,725	979,981

							2,174,435

Hotels, Restaurants & Leisure- 5.8%

Affinity Gaming LLC	BTL	B1	B+	5.00	07/01/2023	638,400	637,868
Aristocrat Technologies, Inc.	BTL-B1	Ba2	BB	3.50	10/20/2021	939,843	942,192
Boyd Gaming Corp.	BTL-B2	Ba3	BB	3.53	09/15/2023	1,050,000	1,055,775
Caesars Entertainment Operating Co., Inc.†(7)(10)	BTL-B6	NR	D	1.50	03/01/2017	2,023,792	2,208,463
Caesars Growth Properties Holdings LLC	BTL	B3	B+	6.25	05/08/2021	1,073,168	1,058,077
CityCenter Holdings LLC	BTL-B	B1	BB	4.25	10/16/2020	913,243	918,380
Eldorado Resorts LLC	BTL-B	Ba3	BB-	4.25	07/23/2022	967,750	966,540
Four Seasons Holdings, Inc.	2nd Lien	Caa1	B-	7.75	12/27/2020	835,000	837,783
Hilton Worldwide Finance LLC	BTL-B2	Ba1	BBB	3.03-3.21	10/25/2023	1,328,645	1,337,423
Hilton Worldwide Finance LLC	BTL-B1	Ba1	BBB	3.50	10/26/2020	129,970	130,341
La Quinta Intermediate Holdings LLC	BTL-B	B1	BB	3.75	04/14/2021	887,410	881,864
Lindblad Expeditons, Inc.	BTL	B2	BB	5.50	05/08/2021	225,712	225,712
Lindblad Expeditons, Inc.	CTL	B2	BB	5.50	05/08/2021	1,749,288	1,749,288
Scientific Games International, Inc.	BTL-B2	Ba3	B+	6.00	10/01/2021	567,381	567,825

Station Casinos, Inc.	BTL-B	Ba3	BB	3.75	06/08/2023	877,800	880,763
Town Sports International Holdings, Inc.	BTL	Caa2	CCC+	4.50	11/15/2020	2,217,681	1,629,995

							16,028,289

Household Products- 1.0%

Reynolds Group Holdings, Inc.	BTL	B2	B+	4.25	02/05/2023	2,635,000	2,641,888

Industrial Conglomerates- 0.9%

American Rock Salt Co. LLC	BTL-B	B2	B	4.75	05/20/2021	1,739,950	1,673,253
American Rock Salt Co. LLC	2nd Lien	B2	B	4.75	05/20/2021	982,381	945,541

							2,618,794

Industrial Power Producers & Energy Traders- 0.5%

Calpine Corp.	BTL-B7	Ba2	BB	3.84	05/31/2023	1,366,575	1,373,692

Insurance- 2.6%

Asurion Corp.	1st Lien	B1	B+	5.00	05/24/2019	1,655,304	1,658,752
Asurion Corp.	BTL-B4	B1	B+	5.00	08/04/2022	995,496	999,229
Asurion Corp.	2nd Lien	Caa1	CCC+	8.50	03/03/2021	1,905,000	1,890,236
Asurion Corp.	BTL-B	Caa1	CCC+	10.00	08/31/2021	1,350,000	1,338,188
Compass Investments, Inc.	BTL	B1	B	4.25	12/27/2019	1,216,378	1,216,125

							7,102,530

Internet & Catalog Retail- 0.7%

Acosta, Inc.	BTL	B1	B	4.25	09/26/2021	1,355,806	1,285,756
Lands’ End, Inc.	BTL-B	B2	B-	4.25	04/04/2021	936,033	731,276

							2,017,032

Internet Software & Services- 0.3%

Zayo Group LLC	BTL-B	Ba2	BB-	3.75	05/06/2021	886,305	889,154

IT Services- 4.2%

Ceridian Corp.	BTL-B2	Ba3	B-	4.50	09/15/2020	762,066	744,919
First Data Corp.	BTL-1	Ba3	BB	4.28	07/08/2022	3,625,000	3,644,637
First Data Corp.	BTL-B	Ba3	BB	4.53	03/24/2021	3,526,714	3,545,952
Global Payments, Inc.	BTL-B	Ba2	BBB-	4.02	04/22/2023	498,750	502,802
MoneyGram International, Inc.	BTL-B	B1	B+	4.25	03/27/2020	415,022	401,534
WEX, Inc.	BTL-B	Ba3	BB-	4.25	07/01/2023	2,887,763	2,915,196

							11,755,040

Leisure Equipment & Products- 0.5%

SRAM LLC	BTL-B	B2	B	4.00-5.50	04/10/2020	1,521,237	1,475,600

Life Sciences Tools & Services- 1.1%

Medpace, Inc.	BTL	B1	BB	4.75	04/01/2021	603,962	603,207
Pharmaceutical Product Development, Inc.	BTL-B	B1	B	4.25	08/18/2022	2,347,226	2,353,681

							2,956,888

Machinery- 3.3%

Gardner Denver, Inc.	BTL	B2	B	4.25	07/30/2020	1,615,990	1,563,874
Harbor Freight Tools USA, Inc.	BTL-B	Ba3	BB-	4.00	08/19/2023	1,721,777	1,730,386
Husky International, Ltd.	2nd Lien	Caa1	B-	7.25	06/30/2022	553,868	551,272
Outerwall, Inc.	1st Lien	B1	B	5.25	09/27/2023	1,595,000	1,604,299
Outerwall, Inc.	2nd Lien	Caa1	CCC+	9.75	09/27/2024	685,000	678,150
Paladin Brands Holding, Inc.(5)	BTL	B3	B+	7.25	08/16/2019	1,671,867	1,487,961
Sensus USA, Inc.	BTL	B2	B	6.50	04/05/2023	1,426,425	1,432,369

							9,048,311

Media- 7.2%

Advantage Sales & Marketing LLC	1st Lien	B1	B	4.25	07/23/2021	1,972,788	1,949,607
Advantage Sales & Marketing LLC	2nd Lien	Caa1	CCC+	7.50	07/25/2022	1,000,000	948,333
Charter Communications Operating LLC	BTL-I	Ba1	BBB	3.50	01/24/2023	1,074,600	1,080,868
CSC Holdings, Inc.	BTL	Ba1	BB-	5.00	10/09/2022	1,536,150	1,536,150
Delta 2 (Lux) SARL	BTL-B3	B2	B	4.75	07/30/2021	3,944,124	3,946,589
Delta 2 (Lux) SARL	2nd Lien	Caa2	CCC+	7.75	07/31/2022	1,495,000	1,496,869
Galleria Co.	BTL-B	Ba1	BBB-	3.75	01/26/2023	995,000	998,109
Getty Images, Inc.	BTL-B	B3	CCC+	4.75	10/18/2019	1,830,880	1,533,362
Hicks Sports Group†(7)(9)	BTL-B	NR	NR	6.75	12/22/2011	964,156	28,925
ION Media Networks, Inc.	BTL-B	B1	B+	4.75	12/18/2020	2,047,221	2,059,162
Mission Broadcasting, Inc.	BTL-B2	Ba3	BB+	3.75	09/26/2023	80,000	80,366
Nexstar Broadcasting, Inc.	BTL-B	Ba3	BB+	3.75	09/21/2023	880,000	884,030
Salem Communications Corp.(5)	BTL-B	B2	B-	4.50	03/16/2020	493,663	485,023
Univision Communications, Inc.	BTL-C4	B2	B+	4.00	03/01/2020	2,934,657	2,937,102

							19,964,495

Metals & Mining- 0.9%

Ameriforge Group, Inc.	BTL	Caa2	CCC	5.00	12/19/2019	917,132	412,709
Crosby Worldwide, Ltd.	1st Lien	Caa1	B-	4.00	11/23/2020	1,026,882	854,237
Fortescue Metals Group, Ltd.	BTL	Ba1	BB+	3.75	06/30/2019	316,679	316,284
Signode Industrial Group U.S., Inc.	BTL-B	B1	B+	3.75	05/01/2021	966,778	963,152

							2,546,382

Multi Utilities- 1.4%

Dayton Power & Light Co.	BTL-B	Baa2	BBB-	4.00	08/24/2022	270,000	272,700
Energy Future Intermediate Holding Co. LLC(7)	DIP	NR	NR	4.25	12/19/2016	1,215,000	1,217,531
Texas Competitive Electric Holdings Co. LLC†(7)(10)	Extended TL	NR	NR	5.00	10/10/2017	4,174,956	1,211,389
Texas Competitive Electric Holdings Co. LLC(7)	DIP-B	Ba2	BB-	5.00	10/17/2017	1,010,000	1,015,303
Texas Competitive Electric Holdings Co. LLC(7)	DIP-C	Ba2	BB-	5.00	10/17/2017	235,286	236,521

							3,953,444

Multiline Retail- 0.2%

Neiman Marcus Group, Inc.	BTL-B	B2	B-	4.25	10/25/2020	679,022	626,155

Oil, Gas & Consumable Fuels- 5.1%

American Energy Marcellus LLC	1st Lien	Ca	CCC-	5.25	08/04/2020	1,565,000	854,229
Arch Coal, Inc.(5)(7)(8)	Delayed Draw	NR	NR	5.00	01/31/2017	401,000	400,749
Arch Coal, Inc.(7)	BTL	NR	D	7.50	05/16/2018	1,714,504	1,294,451
California Resources Corp.	2nd Lien	Caa1	B	11.38	12/31/2021	1,315,000	1,378,558
Callon Petroleum Co.	2nd Lien	NR	NR	8.50	10/08/2021	1,620,000	1,635,524
Chesapeake Energy Corp.	BTL	Caa1	B	8.50	08/23/2021	880,000	920,920
Chief Exploration & Development LLC	2nd Lien	NR	NR	7.75	05/16/2021	1,785,000	1,624,350
Energy Transfer Equity LP	BTL	Ba2	BB	4.04	12/02/2019	929,412	928,018
Philadelphia Energy Solutions LLC(5)	BTL-B	B1	BB-	6.25	04/04/2018	921,575	820,202
Power Buyer LLC	BTL	B2	B+	4.25	05/06/2020	1,033,696	1,029,820
Power Buyer LLC(5)	2nd Lien	Caa2	CCC+	8.25	11/06/2020	670,000	666,650
Templar Energy LLC	2nd Lien	NR	NR	8.50	11/25/2020	1,825,000	433,438
Western Refining LP	BTL-B	B1	B+	5.25	11/12/2020	2,115,163	2,108,553

							14,095,462

Paper & Forest Products- 0.7%

Exopack LLC	BTL	B2	B	4.50	05/08/2019	2,040,953	2,035,000

Personal Products- 0.6%

Coty, Inc.	BTL-B	Ba1	BBB-	3.75	10/27/2022	492,525	492,935
Revlon Consumer Products Corp.	BTL-B	Ba3	B+	4.25	09/07/2023	1,100,000	1,102,357

							1,595,292

Pharmaceuticals- 2.3%

Catalent Pharma Solutions, Inc.	BTL-B2	B1	BB	4.25	05/20/2021	1,624,644	1,634,346
Endo Luxembourg Finance Co.	BTL-B	Ba2	BB	3.75	09/26/2022	2,178,538	2,173,091
PRA Holdings, Inc.	1st Lien	B1	BB-	4.50	09/23/2020	985,073	988,064
Valeant Pharmaceuticals International, Inc.	BTL-F1	Ba2	BB-	5.50	04/01/2022	1,696,549	1,700,367

							6,495,868

Professional Services- 0.9%

Nexeo Solutions LLC	BTL-B	B3	B	5.25	06/09/2023	1,630,913	1,641,106
On Assignment, Inc	BTL-B	Ba2	BB	3.50	06/03/2022	875,604	881,077

							2,522,183

Real Estate Investment Trusts- 1.1%

Capital Automotive LP	2nd Lien	B1	B-	6.00	04/30/2020	1,405,000	1,410,269
MGM Growth Properties LLC	BTL	B1	BB+	4.00	04/25/2023	1,497,475	1,510,111

							2,920,380

Real Estate Management & Development- 1.5%

DTZ US Borrower LLC	1st Lien	B1	B+	4.25	11/04/2021	1,975,000	1,970,886
DTZ US Borrower LLC	2nd Lien	B3	B-	9.25	11/04/2022	1,085,000	1,087,713
Realogy Corp.	BTL-B	Ba1	BB+	3.75	07/20/2022	1,115,895	1,122,521

							4,181,120

Road & Rail- 1.0%

Kenan Advantage Group, Inc.(8)	Delayed Draw	B1	BB-	1.50	01/31/2017	47,178	46,898
Kenan Advantage Group, Inc.(17)	BTL	B1	BB-	4.00	07/31/2022	730,176	725,841
Kenan Advantage Group, Inc.	BTL-B	B1	BB-	4.00	07/31/2022	224,083	222,752
Neff Rental LLC	2nd Lien	B3	B-	7.25	06/09/2021	1,770,294	1,723,085

							2,718,576

Semiconductors & Semiconductor Equipment- 1.9%

Avago Technologies, Ltd.	BTL-B3	Ba1	BBB	3.52	02/01/2023	1,038,600	1,050,609
Lattice Semiconductor Corp.	1st Lien	B2	B	5.25	03/10/2021	831,636	827,478
Micron Technology, Inc.	BTL-B	Baa2	BBB-	6.53	04/26/2022	678,300	685,325
NXP BV	BTL-F	Baa2	BBB-	3.41	12/07/2020	799,594	802,842
ON Semiconductor Corp.	BTL	Ba1	BB	3.78	03/31/2023	1,475,000	1,480,531
Versum Materials, Inc.	BTL	Ba1	BB+	3.34	09/20/2023	350,000	351,531

							5,198,316

Software- 4.4%

Epicore Software Co.	1st Lien	B2	B-	4.75	06/01/2022	1,036,775	1,019,064
Kronos, Inc.	BTL-C	B1	B-	4.50	10/30/2019	3,044,073	3,049,780
Kronos, Inc.	2nd Lien	Caa2	CCC	9.75	04/30/2020	2,677,597	2,725,793
Lawson Software, Inc.	BTL-B5	B1	B+	3.75	06/03/2020	922,211	914,965
Magic Newco LLC	BTL	B1	B+	5.00	12/12/2018	2,055,980	2,059,064
RP Crown Parent LLC	BTL-B	B1	B	4.50	10/12/2023	890,000	885,550
SS& C Technologies, Inc.	BTL-B1	Ba3	BB	4.00	07/08/2022	1,315,500	1,324,661
SS& C Technologies, Inc.	BTL-B2	Ba3	BB	4.00	07/08/2022	163,350	164,487

							12,143,364

Specialty Retail- 3.2%

At Home Holding III, Inc.	BTL	B2	B	5.00	06/03/2022	4,230,063	4,208,912
J Crew Operating Corp.	BTL-B1	B2	B-	4.00	03/05/2021	739,416	582,026
Michaels Stores, Inc.	BTL-B2	Ba2	BB	3.75	01/27/2023	983,395	986,264
Party City Holdings, Inc.	BTL	B1	B+	4.25-4.49	08/19/2022	991,197	993,498
PetSmart, Inc.	BTL-B	Ba3	BB-	4.25	03/11/2022	1,078,905	1,080,254
Serta Simmons Holdings LLC	BTL-B	Ba3	BB-	4.25	10/01/2019	961,398	963,351

							8,814,305

Tech Hardware, Storage & Peripheral- 0.2%

CDW Corp.	BTL-B	Ba1	BBB-	3.00	08/04/2023	613,154	614,304

Wireless Telecommunication Services- 0.5%

LTS Buyer LLC	BTL-B	B1	B	4.09	04/13/2020	1,016,484	1,014,196
LTS Buyer LLC	2nd Lien	Caa1	CCC+	8.00	04/12/2021	271,975	271,975

							1,286,171

Total Loans (cost $264,516,776)							253,203,597

U.S. CORPORATE BONDS & NOTES- 6.0%
Building Products- 0.4%

FBM Finance, Inc.*	Sec. Notes	Caa1	B+	8.25	08/15/2021	716,000	748,220
Standard Industries, Inc.*	Senior Notes	Ba2	BBB-	5.13	02/15/2021	420,000	441,000

							1,189,220

Commercial Services & Supplies- 0.9%

Hertz Corp.*	Company Guar. Notes	B2	B	5.50	10/15/2024	335,000	333,743
Reynolds Group Issuer, Inc. FRS*	Senior Sec. Notes	B2	B+	4.13	07/15/2021	1,245,000	1,263,674
Reynolds Group Issuer, Inc.*	Senior Sec. Notes	B2	B+	5.13	07/15/2023	500,000	516,249
Reynolds Group Issuer, Inc.*	Company Guar. Notes	Caa2	B-	7.00	07/15/2024	390,000	418,274

							2,531,940

Construction & Engineering- 0.1%

Beazer Homes, Inc.*	Company Guar. Notes	B3	B-	8.75	03/15/2022	331,000	349,205

Containers & Packaging- 0.2%

Ball Corp.	Company Guar. Notes	Ba1	BB+	4.38	12/15/2020	460,000	491,050

Food Products- 0.4%

Post Holdings, Inc.*	Company Guar. Notes	B3	B	5.00	08/15/2026	750,000	746,249
TreeHouse Foods, Inc.*	Senior Notes	Ba3	BB	6.00	02/15/2024	500,000	538,125

							1,284,374

Health Care Equipment & Supplies- 0.1%

Hologic, Inc.*	Company Guar. Notes	Ba3	BB	5.25	07/15/2022	250,000	265,313

Health Care Providers & Services- 0.5%

MPH Acquisition Holdings LLC*	Senior Notes	Caa1	B-	7.13	06/01/2024	265,000	284,875
Tenet Healthcare Corp.	Senior Notes	Caa1	CCC+	8.13	04/01/2022	1,035,000	1,035,000

							1,319,875

Hotels, Restaurants & Leisure- 0.2%

Boyd Gaming Corp.*	Company Guar. Notes	B3	B	6.38	04/01/2026	435,000	466,538

Industrial Power Producers & Energy Traders- 0.4%

Dynegy Finance, Inc.	Senior Sec. Notes	B3	B+	6.75	11/01/2019	1,020,000	1,045,500

IT Services- 0.6%

First Data Corp.*	Company Guar. Notes	B3	B	7.00	12/01/2023	1,500,000	1,586,250

Media- 0.3%

Cequel Communications Holdings I LLC*	Senior Notes	Caa1	B-	5.13	12/15/2021	500,000	498,755
Gray Television, Inc.*	Company Guar. Notes	B2	B+	5.88	07/15/2026	475,000	478,563

							977,318

Metals & Mining- 0.1%

Novelis Corp.*	Senior Notes	B2	B	6.25	08/15/2024	210,000	222,863

Oil, Gas & Consumable Fuels- 0.3%

SM Energy Co.	Senior Notes	B3	B+	6.75	09/15/2026	670,000	676,700
WPX Energy, Inc.	Senior Notes	B3	B	5.25	09/15/2024	315,000	296,888

							973,588

Paper & Forest Products- 0.3%

Boise Cascade Co.*	Senior Notes	B1	BB-	5.63	09/01/2024	760,000	771,400

Personal Products- 0.2%

Revlon Escrow Corp.*	Company Guar. Notes	B3	B+	6.25	08/01/2024	655,000	676,288

Semiconductors & Semiconductor Equipment- 0.3%

Micron Technology, Inc.*	Senior Sec. Notes	Baa2	BBB-	7.50	09/15/2023	685,000	760,857

Software- 0.3%

Infor Software Parent LLC*(11)	Company Guar. Notes	Caa2	CCC+	7.13	05/01/2021	330,000	320,100
JDA Escrow/JDA Bond Finance*	Senior Sec. Notes	Caa1	CCC+	7.38	10/15/2024	400,000	411,000

							731,100

Specialty Retail- 0.2%

Party City Holdings, Inc.*	Company Guar. Notes	B3	B-	6.13	08/15/2023	500,000	533,125

Tech Hardware, Storage & Peripheral- 0.2%

CDW LLC/CDW Finance Corp.	Company Guar. Notes	Ba3	BB-	6.00	08/15/2022	500,000	532,500

Total U.S. Corporate Bonds & Notes (cost $16,170,226)							16,708,304

FOREIGN CORPORATE BONDS & NOTES- 2.3%
Containers & Packaging- 0.8%

ARD Finance SA*(11)	Senior Sec. Notes	Caa2	CCC+	7.13	09/15/2023	575,000	572,125
Ardagh Packaging Finance PLC FRS*	Senior Sec. Notes	Ba3	B+	3.88	05/15/2021	1,000,000	1,015,000
Ardagh Packaging Finance PLC*	Company Guar. Notes	B3	CCC+	7.25	05/15/2024	685,000	729,525

							2,316,650

Diversified Telecommunication Services- 0.5%

Altice Financing SA*	Senior Sec. Notes	B1	BB-	6.50	01/15/2022	500,000	527,500
Numericable SFR SA*	Senior Sec. Notes	B1	B+	7.38	05/01/2026	680,000	695,089

							1,222,589

Energy Equipment & Services- 0.2%

Shelf Drilling Holdings, Ltd.*	Senior Sec. Notes	B2	CCC	8.63	11/01/2018	695,000	552,525

Metals & Mining- 0.2%

Teck Resources, Ltd.*	Company Guar. Notes	B1	BB-	8	06/01/2021	420,000	456,750

Oil, Gas & Consumable Fuels- 0.3%

Tullow Oil PLC*	Company Guar. Notes	Caa1	B-	6.00	11/01/2020	1,000,000	902,500

Paper & Forest Products- 0.0%

Tembec Industries, Inc.*	Senior Sec. Notes	B3	B-	9.00	12/15/2019	130,000	98,475

Pharmaceuticals- 0.2%

Endo International PLC*	Company Guar. Notes	B3	B	6.00	07/15/2023	560,000	509,600

Semiconductors & Semiconductor Equipment- 0.1%

NXP BV*	Company Guar. Notes	Ba1	BBB-	4.13	06/01/2021	250,000	267,813

Total Foreign Corporate Bonds & Notes (cost $6,490,383)							6,326,902

COMMON STOCKS- 0.0%
Media- 0.0%

Berry Co. LLC†(5)(6)(12) (cost $668,529)						1,136	13,518

PREFERRED SECURITIES/CAPITAL SECURITIES- 0.4%
Banks- 0.4%

Banco Bilbao Vizcaya Argentaria SA VRS(13)		NR	NR	9.00	05/09/2018	400,000	409,620
Royal Bank of Scotland Group PLC VRS(13)		B1	B	8.63	08/15/2021	340,000	332,775
Societe Generale SA VRS(13)		Ba2	BB+	8.25	11/29/2018	400,000	405,484

Total Preferred Securities/Capital Securities (cost $1,196,670)							1,147,879

Total Long-Term Investment Securities (cost $289,042,584)							277,400,200

SHORT-TERM INVESTMENT SECURITIES- 1.5%
Registered Investment Companies- 1.5%

State Street Institutional Liquid Reserves Fund, Administration Class 0.05%(14)
(cost $4,191,860)						4,191,860	4,191,860

REPURCHASE AGREEMENTS- 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(15)						1,825,000	1,825,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)						910,000	910,000
BNP Paribas SA Joint Repurchase Agreement(15)						1,825,000	1,825,000
Deutsche Bank AG Joint Repurchase Agreement(15)						3,450,000	3,450,000
RBS Securities, Inc. Joint Repurchase Agreement(15)						455,000	455,000

Total Repurchase Agreements (cost $8,465,000)							8,465,000

TOTAL INVESTMENTS-
(cost $301,699,444)(16)						104.8%	290,057,060
Liabilities in excess of other assets						(4.8)	(13,289,779)

NET ASSETS-						100.0%	$276,767,281

BTL	Bank Term Loan
CTL	Cayman Term Loan
DIP	Debtor in Possession
NR	Security is not rated.

FRS—Floating Rate Security
VRS—Variable Rate Security
The rates shown on FRS and VRS are the current interest rates as of September 30, 2016 and unless noted otherwise, the dates shown are the original maturity dates.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2016, the aggregate value of these securities was $18,957,568, representing 6.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30, 2016.
(2)	Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 64 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Illiquid security. At September 30, 2016, the aggregate value of these securities was $8,443,975, representing 3.1% of net assets.
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 1).
(7)	Company has filed for bankruptcy protection.
(8)	All or a portion of this holding is subject to unfunded loan commitments (see Note 4).
(9)	Loan is in default of interest and did not pay principal at maturity.
(10)	Loan is in default of interest.
(11)	“Payment-in-Kind” (PIK) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2016, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks Berry Co. LLC	04/24/2008	1,136	$668,529	$13,518	$11.90	0.00%

(13)	Perpetual maturity—maturity date reflects the next call date.
(14)	The rate shown is the 7-day yield as of September 30, 2016.
(15)	See Note 2 for details of the Joint Repurchase Agreement.
(16)	See Note 3 for cost of investments on a tax basis.
(17)	“Payment-in-Kind” (PIK) security. Income may be paid in additional loans or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at the coupon rate listed.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$2,766,762	$937,216	$3,703,978
Media	—	19,935,570	28,925	19,964,495
Other Industries	—	229,535,124	—	229,535,124
U.S. Corporate Bonds & Notes	—	16,708,304	—	16,708,304
Foreign Corporate Bonds & Notes	—	6,326,902	—	6,326,902
Common Stocks	—	—	13,518	13,518
Preferred Securities/Capital Securities	—	1,147,879	—	1,147,879
Short-Term Investment Securities	4,191,860	—	—	4,191,860
Repurchase Agreements	—	8,465,000	—	8,465,000

Total Investments at Value	$4,191,860	$284,885,541	$979,659	$290,057,060

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2016 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2016, is reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

Note 2. Repurchase Agreements

As of September 30, 2016, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.04%	$1,825,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated September 30, 2016, bearing interest at a rate of 0.47% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,350, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.13%	02/28/2021	$60,995,900	$61,197,638

As of September 30, 2016, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.03%	$910,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $30,000,000, a repurchase price of $30,001,125, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/2024	$27,845,000	$30,581,557

As of September 30, 2016, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.04%	$1,825,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated September 30, 2016, bearing interest at a rate of 0.45% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,250, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/2024	$55,699,700	$61,173,867

As of September 30, 2016, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.06%	$3,450,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated September 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $112,710,000, a repurchase price of $112,714,602, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$105,238,000	$115,081,516

As of September 30, 2016, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

	Percentage Ownership	Principal Amount
Senior Floating Rate Fund	3.03%	$455,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated September 30, 2016, bearing interest at a rate of 0.44% per annum, with a principal amount of $15,000,000, a repurchase price of $15,000,550, and a maturity date of October 3, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	01/31/2017	$15,288,000	$15,311,076

Note 3. Federal Income Taxes

As of September 30, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Cost (tax basis)	$301,704,780

Gross unrealized appreciation	$2,486,915
Gross unrealized depreciation	(14,134,635)

Net unrealized depreciation	$(11,647,720)

Note 4. Unfunded Loan Commitments

At September 30, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Arch Coal, Inc.	Delayed Draw	01/31/2017	$401,000	$400,749
Kenan Advantage Group, Inc.	Delayed Draw	01/31/2017	47,178	46,898

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2016

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	November 29, 2016